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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA 02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         -----------------------------------------------------------------------
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
         -----------------------------------------------------------------------
Phone:   (617) 261-9000
         -----------------------------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ James J. Finnegan         Boston, Massachusetts   August 9, 2011
   -------------------------------    ---------------------   --------------
           [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    028-04037                   Pioneer Investment Management, Inc.
        ---------------         ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 53
                                        --------------------

Form 13F Information Table Value Total: 3,595,780
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         028-06536                    AEW Capital Management, Inc.
    ------        -----------------        -------------------------------------
    2         028-06808                    Natixis Global Asset Management, L.P.
    ------        -----------------        -------------------------------------

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                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                    6/30/2011

                                                                                                             VOTING AUTHORITY
                               TITLE              VALUE     SH or    SH/ PUT/   INVESTMENT    OTHER   ------------------------------
       NAME OF ISSUER        OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN Call   DISCRETION   MANAGERS    SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E. Equities     COM      015271109    61,812    798,400 SH       Shared-Defined  01 02      617,000      -      181,400
American Assets Trust        COM      024013104    19,048    848,469 SH       Shared-Defined  01 02      723,047      -      125,422
American Campus Communities  COM      024835100    19,941    561,400 SH       Shared-Defined  01 02      504,200      -       57,200
Associated Estates Realty    COM      045604105     1,739    107,000 SH       Shared-Defined  01 02      107,000      -            -
Avalon Bay Communities       COM      053484101   210,580  1,640,028 SH       Shared-Defined  01 02    1,301,459      -      338,569
Biomed Realty Trust Inc.     COM      09063H107    48,737  2,533,100 SH       Shared-Defined  01 02    2,183,000      -      350,100
Boston Properties Inc.       COM      101121101   240,081  2,261,500 SH       Shared-Defined  01 02    1,780,300      -      481,200
Brookfield Asset Mgmt Cl A   COM      112900105    19,023    573,500 SH       Shared-Defined  01 02      403,500      -      170,000
Brookfield Office Properties
 Inc.                        COM      112900105    26,192  1,358,500 SH       Shared-Defined  01 02    1,141,700      -      216,800
Brookfield Residential
 Properties Inc.             COM      11283W104     1,287    129,707 SH       Shared-Defined  01 02      107,944      -       21,763
Camden Property Trust        COM      133131102    71,572  1,125,000 SH       Shared-Defined  01 02      970,800      -      154,200
Campus Crest Communities Inc COM      13466Y105    13,788  1,065,500 SH       Shared-Defined  01 02      905,200      -      160,300
Commonwealth REIT            COM      203233101     2,584    100,000 SH       Shared-Defined  01 02      100,000      -            -
Coresite Realty Corp.        COM      21870Q105     9,942    606,200 SH       Shared-Defined  01 02      523,000      -       83,200
Corporate Office Properties  COM      22002T108    10,307    331,300 SH       Shared-Defined  01 02      279,900      -       51,400
DCT Industrial Trust Inc.    COM      233153105    24,832  4,747,900 SH       Shared-Defined  01 02    3,987,800      -      760,100
Developers Diversified       COM      251591103    45,453  3,223,600 SH       Shared-Defined  01 02    2,749,200      -      474,400
Digital Realty Trust         COM      253868103    19,096    309,100 SH       Shared-Defined  01 02      267,900      -       41,200
Dupont Fabros Technology     COM      26613Q106    59,165  2,347,800 SH       Shared-Defined  01 02    2,020,900      -      326,900
Entertainment Pptys Trust    COM      29380T105    65,889  1,410,900 SH       Shared-Defined  01 02    1,163,700      -      247,200
Equity Lifestyle Properties  COM      29472R108    30,002    480,500 SH       Shared-Defined  01 02      410,700      -       69,800
Equity Residential           COM      29476L107   273,462  4,557,700 SH       Shared-Defined  01 02    3,664,000      -      893,700
Essex Property Trust Inc     COM      297178105    24,352    180,000 SH       Shared-Defined  01 02      152,100      -       27,900
Extra Space Storage Inc.     COM      30225T102    72,949  3,420,000 SH       Shared-Defined  01 02    2,918,600      -      501,400
Federal Realty Invs Trust    COM      313747206   138,452  1,625,400 SH       Shared-Defined  01 02    1,275,300      -      350,100
First Potomac Realty Trust   COM      33610F109    43,229  2,823,600 SH       Shared-Defined  01 02    2,452,200      -      371,400
Getty Realty Corp.           COM      374297109     5,298    210,000 SH       Shared-Defined  01 02      210,000      -            -
HCP Inc.                     COM      40414L109   166,217  4,530,300 SH       Shared-Defined  01 02    3,629,500      -      900,800
Health Care Reit Inc.        COM      42217K106    33,062    630,600 SH       Shared-Defined  01 02      549,700      -       80,900
Highwoods Properties         COM      431284108     1,822     55,000 SH       Shared-Defined  01 02       55,000      -            -
Host Hotels & Resorts        COM      44107P104   128,241  7,565,836 SH       Shared-Defined  01 02    6,000,036      -    1,565,800
Kilroy Realty Corp.          COM      49427F108    80,307  2,033,600 SH       Shared-Defined  01 02    1,751,700      -      281,900
Kite Realty Group            COM      49803T102    13,540  2,718,800 SH       Shared-Defined  01 02    2,465,300      -      253,500
Liberty Property Trust       COM      531172104   111,453  3,420,900 SH       Shared-Defined  01 02    2,713,100      -      707,800
Macerich Company (the)       COM      554382101   108,844  2,034,458 SH       Shared-Defined  01 02    1,701,433      -      333,025
Mack Cali Realty Corp        COM      554489104     3,953    120,000 SH       Shared-Defined  01 02      120,000      -            -
National Retail Properties   COM      637417106    27,510  1,122,400 SH       Shared-Defined  01 02      975,300      -      147,100
Nationwide Health Properties
 Inc.                        COM      638620104   127,642  3,082,400 SH       Shared-Defined  01 02    2,473,400      -      609,000
Omega Healthcare Investors   COM      681936100    57,368  2,730,500 SH       Shared-Defined  01 02    2,368,500      -      362,000

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
Pebblebrook Hotel Trust      COM      70509V100    24,464  1,211,700 SH       Shared-Defined  01 02    1,023,500      -      188,200
Piedmont Office Realty Trust COM      720190206    30,028  1,472,700 SH       Shared-Defined  01 02    1,155,200             317,500
ProLogis Inc                 COM      74340W103   135,909  3,792,100 SH       Shared-Defined  01 02    2,992,700             799,400
Public Storage Inc.          COM      74460D109   197,557  1,732,800 SH       Shared-Defined  01 02    1,374,000      -      358,800
Ramco Gershenson Properties  COM      751452202    10,988    887,600 SH       Shared-Defined  01 02      823,100      -       64,500
Realty Income Corp           COM      756109104     5,837    174,300 SH       Shared-Defined  01 02      163,700      -       10,600
Regency Centers Corp.        COM      758849103    59,148  1,345,200 SH       Shared-Defined  01 02    1,160,100      -      185,100
Retail Opportunity
 Investments Corp.           COM      76131N101    29,905  2,779,300 SH       Shared-Defined  01 02    2,202,600      -      576,700
RLJ Lodging Trust            COM      74965L101    23,152  1,332,900 SH       Shared-Defined  01 02    1,148,400             184,500
Senior Housing Properties
 Trust                       COM      81721M109     2,107     90,000 SH       Shared-Defined  01 02       90,000      -            -
Simon Property Group         COM      828806109   415,548  3,575,219 SH       Shared-Defined  01 02    2,863,581      -      711,638
Starwood Hotels & Resorts    COM      85590A401    53,014    946,000 SH       Shared-Defined  01 02      759,400      -      186,600
Taubman Centers Inc.         COM      876664103    12,113    204,611 SH       Shared-Defined  01 02      174,411      -       30,200
Vornado Realty Trust         COM      929042109   177,239  1,902,110 SH       Shared-Defined  01 02    1,527,805      -      374,305
                                                --------- ----------                                  ----------          ----------
Column Totals                                   3,595,780 90,867,438                                  75,181,916      -   15,685,522
                                                --------- ----------                                  ----------          ----------